Supplier Financing - Additional Information (Detail) (Financing Agreements With Supplier [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Laboratory equipment [Member]
Debt Instrument [Line Items]
Debt instrument initial principal amount			$ 177,000
Interest rate			7.40%
Remaining balance under financing agreement	62,000	62,000
Laboratory Software [Member]
Debt Instrument [Line Items]
Interest rate	5.95%	5.95%
Remaining balance under financing agreement	91,000	129,000
Financing agreement, due period	1 year
Director [Member]
Debt Instrument [Line Items]
Debt instrument initial principal amount			256,000
Interest rate			0.00%
Financing agreement, average interest rate	8.00%	8.00%
Interest expense under financing agreement	5,000	17,000
Remaining balance under financing agreement	$ 66,000	$ 60,000